SUBSEQUENT EVENTS (Details)		1 Months Ended
	Jan. 01, 2022	Jan. 31, 2022 CAD ($)	Sep. 30, 2019 CAD ($)	Feb. 28, 2019 CAD ($)	Jun. 30, 2022 $ / shares shares	Jun. 17, 2022 shares	Dec. 31, 2021 shares	Jul. 31, 2018 CAD ($)	Mar. 31, 2018 CAD ($)
Subsequent Event [Line Items]
Series S1 Convertible Preferred stock, Shares authorized | shares					70,000,000	70,000,000	70,000,000
Liquidation preference per share					$ 6.00
Value divided to ascertain shares convertible					0.10
Conversion Price					$ 0.10
Funding commitment | $			$ 2,630,000	$ 2,130,000				$ 1,130,000	$ 892,500
Additional term of agreement	3 years		1 year	2 years
UBC and the Vancouver Coastal Health Authority Agreement
Subsequent Event [Line Items]
Funding commitment | $		$ 5,030,000
Additional term of agreement		2 years